Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2014
Cash and Cash Equivalents
Note 5	Cash and Cash Equivalents

Cash and cash equivalent balances as of December 31, 2014 and 2013 are summarized as follows:

(in thousands)	2014	2013
Cash and cash equivalents in domestic accounts	$225,396	191,460
Cash and cash equivalents in foreign accounts	63,787	56,240

Total	$289,183	247,700

The Company maintains operating accounts outside the United States denominated in currencies other than the U.S. dollar. All amounts in domestic accounts are denominated in U.S. dollars.